UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                            (Zip code)

Terrence O. Davis
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 28

Date of reporting period: August 31, 2015

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2015
August 31, 2015
(Unaudited)

Arin Large Cap Theta Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Arin Large Cap Theta Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Arin Large Cap Theta Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Arin Large Cap Theta Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Arin Large Cap Theta Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: common stocks, ETF risks, futures risk, general market risk, investment advisor risk, large-cap securities risk, operating risk, risks from purchasing options, risks from writing options, and trading strategies based on volatility. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about October 30, 2015.

For More Information on Your Arin Large Cap Theta Fund:

See Our Web site @ arinllc.com
or
Call Our Shareholder Services Group at 800-773-3863.

Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of August 31, 2015
			Shares	Value (Note 1)

EXCHANGE-TRADED FUND - 10.56%
SPDR S&P 500 ETF Trust			3,500	$691,390

Total Exchange-Traded Fund (Cost $580,737)				691,390

TREASURY BILLS - 61.10%	Principal	Yield	Maturity Date
United States Treasury Bill (a)	$2,000,000	0.000%	10/8/2015	2,000,028
United States Treasury Bill (a)	2,000,000	0.000%	11/19/2015	1,999,976

Total Treasury Bills (Cost $3,999,944)				4,000,004

SHORT-TERM INVESTMENT - 33.46%
§	Fidelity Institutional Money Market Funds, 0.13%		2,190,838	2,190,838

Total Short-Term Investment (Cost $2,190,838)				2,190,838

CALL OPTIONS PURCHASED - 2.14%	Number of Contracts	Exercise Price	Expiration Date
* S&P Index Call Option	15	$1,995.00	9/11/2015	34,969
* S&P Index Call Option	20	1,950.00	9/18/2015	105,022
* S&P Index Call Option	2	3,000.00	1/15/2016	10

Total Call Options Purchased (Cost $150,296)				140,001
PUT OPTIONS PURCHASED - 0.05%	Number of Contracts	Exercise Price	Expiration Date
* S&P Index Put Option	5	$1,900.00	9/4/2015	2,725
* S&P Index Put Option	10	1,300.00	9/18/2015	362
* S&P Index Put Option	2	500.00	1/15/2016	50

Total Put Options Purchased (Cost $24,360)				3,137

Total Value of Investments (Cost $6,946,175) - 107.31%				$7,025,370

Options Written (Premiums Received $717,165) - (9.97)%				(652,487)

Other Assets Less Liabilities - 2.66%				173,904

Net Assets - 100%				$6,546,787

* Non-income producing investment
§ Represents 7 day effective yield

(a)	All or a portion of this security is held in a margin account at the broker for options written.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Schedule of Options Written
(Unaudited)

As of August 31, 2015
					Value (Note 1)

CALL OPTIONS WRITTEN - 5.42%		Number of Contracts	Exercise Price	Expiration Date
*	S&P Index Call Option	10	$ 2,010.00	8/31/2015	$25
*	S&P Index Call Option	5	2,000.00	9/4/2015	4,475
*	S&P Index Call Option	10	2,020.00	9/4/2015	3,600
*	S&P Index Call Option	15	2,010.00	9/11/2015	23,906
*	S&P Index Call Option	20	2,020.00	9/18/2015	30,833
*	S&P Index Call Option	2	500.00	1/15/2016	291,590

	Total Call Options Written (Premiums Received $397,221)				354,429

PUT OPTIONS WRITTEN - 4.55%		Number of Contracts	Exercise Price	Expiration Date
*	S&P Index Put Option	10	$ 1,920.00	8/31/2015	25
*	S&P Index Put Option	10	1,925.00	8/31/2015	25
*	S&P Index Put Option	5	1,930.00	8/31/2015	13
*	S&P Index Put Option	5	1,850.00	9/4/2015	1,062
*	S&P Index Put Option	20	1,970.00	9/4/2015	45,200
*	S&P Index Put Option	20	1,900.00	9/18/2015	44,103
*	S&P Index Put Option	2	3,000.00	1/15/2016	207,630

	Total Put Options Written (Premiums Received $319,944)				298,058

Total Options Written (Premiums Received $717,165)					$652,487

	Summary of Investments
			% of Net
			Assets	Value
	Exchange-Traded Fund		10.56%	$691,390
	Treasury Bills		61.10%	4,000,004
	Short-Term Investment		33.46%	2,190,838
	Call Options Purchased		2.14%	140,001
	Put Options Purchased		0.05%	3,137
	Call Options Written		-5.42%	(354,429)
	Put Options Written		-4.55%	(298,058)
	Other Assets Less Liabilities		2.66%	173,904
	Total		100.00%	$6,546,787

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2015

Assets:
Investments, at value (cost $6,946,175)	$7,025,370
Due to Broker	197,258
Receivables:
Investments sold	71,047
Fund shares sold	26
Dividends and interest	229

Total assets	7,293,930

Liabilities:
Options written, at value (premiums received $717,165)	652,487
Payables:
Investments purchased	86,803
Fund shares purchased	3,973
Accrued expenses:
Advisory fees	2,269
Administration fees	1,588
Distribution and service fees - Advisor Class Shares	23

Total liabilities	747,143

Net Assets	$6,546,787

Net Assets Consist of:
Paid in Capital	$6,385,630
Accumulated net realized gain on investments and written options	17,284
Net unrealized appreciation on investments and written options	143,873

Total Net Assets	$6,546,787

Institutional shares outstanding, no par value (unlimited authorized shares)	619,545
Net Assets	$6,473,334
Net Asset Value, Offering Price and Redemption Price Per Share	$10.45

Advisor shares outstanding, no par value (unlimited authorized shares)	7,001
Net Assets	$73,453
Net Asset Value, Offering Price and Redemption Price Per Share	$10.49

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statement of Operations
(Unaudited)

For the period ended August 31, 2015

Investment Income:
Dividends	$7,092
Interest	1,413

Total Investment Income	8,505

Expenses:
Advisory fees (Note 2)	14,385
Administration fees (Note 2)	10,069
Interest expenses	470
Distribution and service fees - Advisor Class Shares (Note 3)	150

Total Expenses	25,074

Net Investment Loss	(16,569)

Realized and Unrealized Gain (Loss) on Investments and Options Written

Net realized gain (loss) from:
Investments	$(486,767)
Options Written	265,891
Net realized loss on investments and options written	(220,876)

Change in unrealized appreciation (depreciation) on:
Investments	(60,072)
Options Written	65,915
Net change in unrealized appreciation on investments and options written	5,843

Net Realized and Unrealized Loss on Investments and Options Written	$(215,033)

Net Decrease in Net Assets Resulting from Operations	$(231,602)

See Notes to Financial Statements

Arin Large Cap Theta Fund

Statements of Changes in Net Assets

			August 31,	February 28,
For the period or fiscal year ended			2015 (a)	2015

Operations:
Net investment loss			$(16,569)	$(36,425)
Net realized gain (loss) from investments and options written			(220,876)	407,583
Net change in unrealized appreciation (depreciation) on investments and
options written			5,843	(55,663)

Net Increase (Decrease) in Net Assets Resulting from Operations			(231,602)	315,495

Distributions to Shareholders:
Net realized gain
Institutional Class Shares			-	(74,034)
Advisor Class Shares			-	(629)

Net Decrease in Net Assets Resulting from Distributions			-	(74,663)

Beneficial Interest Transactions:
Shares sold			2,074,608	3,162,251
Reinvested dividends and distributions			-	33,591
Shares repurchased			(3,234,038)	(1,419,065)

Net Increase (Decrease) from Beneficial Interest Transactions			(1,159,430)	1,776,777

Net Increase (Decrease) in Net Assets			(1,391,032)	2,017,609

Net Assets:
Beginning of Period			7,937,819	5,920,210
End of Period			$6,546,787	$7,937,819

Undistributed Net Investment Income			$-	$-
	Period Ended		Year Ended
Share Information:	August 31, 2015 (a)		February 28, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	194,070	$2,069,162	298,812	$3,140,151
Reinvested dividends and distributions	-	-	3,209	32,962
Shares repurchased	(303,498)	(3,230,592)	(134,076)	(1,415,765)
Net Increase (Decrease) in Shares of
Beneficial Interest	(109,428)	$(1,161,430)	167,945	$1,757,348

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	513	$5,446	2,084	$22,100
Reinvested dividends and distributions	-	-	61	629
Shares repurchased	(329)	(3,446)	(313)	(3,300)
Net Increase in Shares of
Beneficial Interest	184	$2,000	1,832	$19,429

(a) Unaudited.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Financial Highlights

	Institutional Class Shares
For a share outstanding during the fiscal year	August 31,		February 28,	February 28,
or periods ending	2015 (a)		2015	2014 (g)

Net Asset Value, Beginning of Period	$10.79		$10.46	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.04)		(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments and
options written	(0.30)		0.48	0.67

Total from Investment Operations	(0.34)		0.43	0.66

Less Distributions:
Net realized gain on investment transactions	-		(0.10)	(0.20)

Total Distributions	-		(0.10)	(0.20)

Net Asset Value, End of Period	$10.45		$10.79	$10.46

Total Return (b)	(3.15)%	(c)	4.11%	6.67%	(c)

Net Assets, End of Period (in thousands)	$6,473		$7,864	$5,868

Ratios of:
Gross Expenses to Average Net Assets (e)	0.69%	(c)	0.71%	0.85%	(c)
Net Expenses to Average Net Assets (e)	0.69%	(c)	0.71%	0.85%	(c)
Net Investment Loss to Average Net Assets (f)	(0.46)%	(c)	(0.49)%	(0.43)%	(c)
Portfolio turnover rate	0.00%	(d)	0.00%	0.00%	(d)

(a) Unaudited.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c) Annualized.
(d) Not Annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	For a share outstanding from August 14, 2013 (Date of Initial Public Investment) to February 28,2014.

See Notes to Financial Statements				(Continued)

Arin Large Cap Theta Fund

Financial Highlights

	Advisor Class Shares
For a share outstanding during the fiscal year	August 31,		February 28,	February 28,
or periods ending	2015 (a)		2015	2014 (g)

Net Asset Value, Beginning of Period	$10.85		$10.48	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.04)		(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments and
options written	(0.32)		0.57	0.70

Total from Investment Operations	(0.36)		0.47	0.67

Less Distributions:
Net realized gain on investment transactions	-		(0.10)	(0.19)

Total Distributions	-		(0.10)	(0.19)

Net Asset Value, End of Period	$10.49		$10.85	$10.48

Total Return (b)	(3.32)%	(c)	4.48%	6.75%	(c)

Net Assets, End of Period (in thousands)	$74		$74	$52

Ratios of:
Gross Expenses to Average Net Assets (e)	1.09%	(c)	1.11%	1.24%	(c)
Net Expenses to Average Net Assets (e)	1.09%	(c)	1.11%	1.24%	(c)
Net Investment Loss to Average Net Assets (f)	(0.86)%	(c)	(0.90)%	(0.78)%	(c)

Portfolio turnover rate	0.00%	(d)	0.00%	0.00%	(d)

(a) Unaudited.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c) Annualized.
(d) Not Annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g)	For a share outstanding from September 3, 2013 (Date of Initial Public Investment) to February 28,2014.

See Notes to Financial Statements

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Arin Large Cap Theta Fund ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund's investment advisor, Arin Risk Advisors, LLC (the "Advisor"), seeks to achieve the Fund's investment objective by investing in a portfolio of common stocks, exchange-traded funds ("ETFs"), and futures contracts, while also engaging in options trades that the Advisor believes will be profitable due to perceived pricing discrepancies in the options market.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Date of Initial Public Investment for the Institutional Class Shares was August 14, 2013.  The Date of Initial Public Investment for the Advisor Class Shares was September 3, 2013.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the "Valuation Time"). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following tables summarize the inputs as of August 31, 2015 for the Fund's investments measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Fund	$691,390	$691,390	$-	$-
Treasury Bills	4,000,004	-	4,000,004	-
Short-Term Investment	2,190,838	2,190,838	-	-
Call Options Purchased	140,001	-	140,001	-
Put Options Purchased	3,137	-	3,137	-
Total Assets	$7,025,370	$2,882,228	$4,143,142	$-

Liabilities
Options Written	$652,487	$-	$652,487	$-
Total Liabilities	$652,487	$-	$652,487	$-

(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended August 31, 2015.  The Fund did not hold any Level 3 securities during the year.  Please refer to the Schedule of Investments for industry classification.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The derivative instruments outstanding as of August 31, 2015 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of August 31, 2015:

Derivative Type	Location	Value
Options Purchased	Investments, at value	$143,138
Options Written	Options written, at value	$652,487

The following table sets forth the effect of the option contracts on the Statement of Operations for the period ended August 31, 2015:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized loss from investments	$(504,160)
Equity Contracts – written options	Net realized gain from options written	$265,891

Equity Contracts – purchased options	Change in unrealized depreciation on investments	$(29,441)
Equity Contracts – written options	Change in unrealized appreciation on options written	$65,915
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Exchange Traded Funds
The Fund may invest in exchange traded funds ("ETFs").  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund's average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 0.40% of the average daily net assets of the Fund.  In accordance with these terms, the Fund incurred $14,385 in advisory fees for the period ended August 31, 2015.

Administrator
a) Fund Accounting and Administration Agreement:  The Nottingham Company provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.28% if the average daily net assets are under $250 million.  The Administrator is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.
b) Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed to make the following payments to the Administrator: (i) when the Fund's assets are below $49 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund's administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund's expenses would likely increase.
For the period ended August 31, 2015, the Fund incurred $10,069 in administration fees.
Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer for monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  Cipperman Compliance Services, LLC is entitled to receive compensation from the Administrator pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.40% per annum of the Fund's average daily net assets attributable to the Advisor Class Shares, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended August 31, 2015, $150 in distribution and service fees were incurred by the Advisor Class Shares.

4.	Purchases and Sales of Investment Securities

There were no purchases or sales of long-term investment securities or U.S. Government Obligations during the period ended August 31, 2015.

5.	Option Writing

Option Contracts Written for the period ended August 31, 2015	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	40	$ 32,449
Options written	881	1,541,848
Options closed	(617)	(734,614)
Options expired	(170)	(122,518)
Options Outstanding, End of Period	134	$ 717,165

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions to be taken on the current fiscal year federal income tax return and as of and during the period ended August 31, 2015, determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

At August 31, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$6,229,010

Unrealized Appreciation	$200,004
Unrealized Depreciation	(56,131)
Net Unrealized Appreciation	$143,873

Distributable Earnings	$143,873

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to mark to market of 1256 contracts.

7.	Underlying Investment in Other Investment Company

The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Funds ("Fidelity Fund").  The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the Fidelity Fund.  The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at Fidelity's website www.fidelity.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of August 31, 2015, the Fund's net assets invested in the Fidelity Fund were 33.46%.

8.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.	Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.5% on the first $100,000 and Federal Funds rate plus 1% on the next $900,000. Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. Total interest expense for the six month period was $470 as reflected in the Statement of Operations.

(Continued)

Arin Large Cap Theta Fund

Notes to Financial Statements
(Unaudited)

10.         Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's period ended August 31, 2015.

During the period ended August 31, 2015, no long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 968.49	$3.43
	$1,000.00	$1,021.72	$3.53
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 184/365 (to reflect one half year).

Advisor Class Shares	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 966.82	$5.40
	$1,000.00	$1,019.71	$5.55
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 184/365 (to reflect one half year).

5.	Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund's Board of Trustees on May 21, 2015, the Trustees approved the continuation of the Investment Advisory Agreement through May 30, 2016.  In considering whether to approve the Investment Advisory Agreement for another term, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors; (v) the Advisor's practices regarding brokerage and portfolio transactions; and (vi) the Advisor's practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information on the Advisor's experience, profitability with respect to the Fund, its financial strength and capability, and other pertinent information.  The Board also reviewed, among other things, the Advisor's financial statements, the Fund's most recent financial statements, fee and performance comparisons, and the brokerage commission reports for the past twelve months.  The Trustees also reviewed a memorandum from the Fund's legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in distribution of Fund shares.  The Trustees noted that the Advisor had recently retained a director of business development to increase Fund sales.  The Trustees also noted that the Advisor seeks maximum relative total return by investing in a portfolio of common stocks, exchange-traded funds, and futures contracts, while also engaging in options trades that the Advisor believes will be profitable due to perceived pricing discrepancies in the options market.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor's Form ADV and descriptions of the Advisor's business and compliance program), the Board of Trustees concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

(Continued)

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

In considering the investment performance of the Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar investment objectives managed by other investment advisors, and applicable peer group data (e.g. Bloomberg peer group average).  The Trustees noted that the Fund had commenced operations for less than two years and its one year performance ended March 31, 2015 was lower than its peer group average (2.76% vs. 6.09%).  The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objective, policies, and limitations.  The Trustees also noted that the Fund's strategy was currently out of favor due to market conditions.  After reviewing the short-term investment performance of the Fund, the Advisor's experience managing the Fund, the Advisor's historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.40% of the average daily net assets.  The Trustees then evaluated the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance program, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Advisor responded to questions about the financial condition of the firm and reviewed a profitability analysis with the Trustees.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund's annual operating expenses.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor as well.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the management fee was lower than comparable funds and lower than the peer group average.  The Trustees noted that the net expense ratio also was lower than the comparable funds and the peer group average.  The Trustees also noted that the Fund was much smaller than the peer group average, and the Advisor's fee for separate account clients was similar to the management fee paid by the Fund.  Following further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Trustees reviewed the Fund's operational history and noted the size of the Fund had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the Fund's fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund's asset levels and, therefore, did not reflect economies of scale.  The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.  The Trustees also noted that the Fund will benefit from economies of scale under the agreement with the Administrator since it utilized breakpoints.  The Trustees noted that the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund's expenses.  The Trustees determined that these arrangements provided potential savings for the benefit of the Fund's investors.  Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

(Continued)

Arin Large Cap Theta Fund

Additional Information
(Unaudited)

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also reviewed the portfolio turnover rate for the Fund; the process by which evaluations are made; the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was approximately $0.01 per share.  After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor's code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

Arin Large Cap Theta Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Arin Risk Advisors, LLC
116 South Franklin Street	200 Four Falls
Post Office Drawer 4365	Suite 211
Rocky Mount, North Carolina 27803	West Conshohocken, PA 19428

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	arinllc.com

Item 2.                CODE OF ETHICS.
        Not applicable.

Item 3.                AUDIT COMMITTEE FINANCIAL EXPERT.
        Not applicable.

Item 4.                PRINCIPAL ACCOUNTANT FEES AND SERVICES.
        Not applicable.

Item 5.                AUDIT COMMITTEE OF LISTED REGISTRANTS.
        Not applicable.

Item 6.                SCHEDULE OF INVESTMENTS.
        A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
        Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
   Not applicable.

Item 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
   None.

Item 11.              CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.              EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 8, 2015	Katherine M. Honey President and Principal Executive Officer Arin Large Cap Theta Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: October 8, 2015	Katherine M. Honey President and Principal Executive Officer Arin Large Cap Theta Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: October 8, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Arin Large Cap Theta Fund